21. CONDENSED PARENT COMPANY FINANCIAL INFORMATION OF FINCERA INC. (Details 1) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
General and administrative expenses	¥ 204,077	¥ 198,787	¥ 106,932
Total operating expenses	1,035,447	880,755	530,749
Loss from operations	(10,718)	(13,364)	(59,951)
Net loss	(8,382)	(12,270)	(8,879)
Fincera
Equity in profit (loss) of subsidiaries and VIEs, continued	2,760	25,051	(53,419)
Equity in profit of subsidiaries and VIEs, discontinued	2,336	1,094	51,072
Total equity in profit (loss) of subsidiaries	5,096	26,145	(2,347)
General and administrative expenses	13,478	38,415	6,532
Total operating expenses	13,478	38,415	6,532
Loss from operations	(8,382)	(12,270)	(8,879)
Net loss	¥ (8,382)	¥ (12,270)	¥ (8,879)